JPMorgan Investor Balanced Fund Investment Objectives and Goals - A C I Shares [Member] - JPMorgan Investor Balanced Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: A/OGIAX; C/OGBCX; I/OIBFX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity and fixed income securities.